Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (2,930)
Remeasurement (loss)/gains
Return on plan assets excluding interest income—(loss)/gain	1,127	₨ 513	₨ 607
Defined benefit obligation at the end of the year	(1,838)	(2,930)
Present value of unfunded obligation				₨ (1,838)	₨ (2,930)
Recognized asset/(liability)	(1,838)	(2,930)		(1,838)	(2,930)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	10,535	9,443
Acquisitions	0	58
Expected return on plan assets	550	589
Employer contributions	1,993	383
Benefits paid	(76)	(95)
Remeasurement (loss)/gains
Return on plan assets excluding interest income—(loss)/gain	578	(76)
Translation adjustment	57	233
Defined benefit obligation at the end of the year	13,637	10,535	9,443
Recognized asset/(liability)	₨ 13,637	₨ 10,535	₨ 9,443	₨ 13,637	₨ 10,535